Subsequent Events (Details Narrative) - USD ($)	Aug. 19, 2021	Aug. 18, 2021	Jul. 26, 2021	Jun. 25, 2021	Mar. 10, 2021	Dec. 02, 2020	Nov. 24, 2020	Apr. 16, 2021	Dec. 31, 2020	Dec. 31, 2019
Note payable					$ 300,000		$ 1,000,000
Original issue discount									$ 100,000
Interest rate					1.00%	6.80%	1.00%
Maturity date					Mar. 10, 2022	Nov. 02, 2025	Apr. 21, 2021
Lender [Member]
Note payable								$ 66,000
Original issue discount						$ 100,000
Related Party One [Member]
Original issue discount									$ 270,645	$ 527,300
Promissory Notes [Member] | Related Party One [Member]
Note payable					$ 100,000
Promissory Notes [Member] | Related Party Two [Member]
Note payable				$ 265,958	$ 100,000
Interest rate				1.00%
Maturity date				Dec. 25, 2021
Subsequent Event [Member] | Promissory Notes [Member]
Interest rate	12.00%	12.00%	1.00%
Maturity date	Aug. 19, 2022	Aug. 18, 2022	Jan. 26, 2022
Working capital	$ 7,000,000	$ 7,000,000
Subsequent Event [Member] | Promissory Notes [Member] | Lender [Member]
Note payable	265,000
Original issue discount	$ 15,000
Subsequent Event [Member] | Promissory Notes [Member] | Related Party One [Member]
Note payable			$ 132,979
Original issue discount			7,979
Subsequent Event [Member] | Promissory Notes [Member] | Related Party Two [Member]
Note payable			132,979
Original issue discount			$ 7,979
Subsequent Event [Member] | Promissory Notes [Member] | Related Party [Member]
Note payable		265,000
Original issue discount		$ 15,000